CLAYMORE EXCHANGE-TRADED FUND TRUST 2

Guggenheim China Real Estate ETF (“TAO”)
Guggenheim China Small Cap ETF (“HAO”)
Guggenheim Timber ETF (“CUT”)
Guggenheim Frontier Markets ETF (“FRN”)
Guggenheim Canadian Energy Income ETF (“ENY”)
Guggenheim International Multi-Asset Income ETF (“HGI”)

Supplement to the currently effective Prospectus and Statement of Additional Information (the “SAI”) for the above-listed Funds:

The creation unit information contained in the “Purchase and Sale of Shares” sections of the “Summary Information” sections of the Prospectus for the above listed Funds is hereby changed to reflect the following:

Fund	Creation Unit Size
TAO	50,000
HAO	50,000
CUT	50,000
FRN	50,000
ENY	50,000
HGI	100,000

The chart in the “Purchase and Redemption of Shares” section of the Prospectus and the “General Description of the Trust and the Funds” section of the SAI is hereby deleted and replaced with the following chart:

Fund	Creation Unit Size
Guggenheim International Multi-Asset Income ETF (HGI)	100,000
Guggenheim China Real Estate ETF (TAO)	50,000
Guggenheim China Small Cap ETF (HAO)	50,000
Guggenheim Global Timber ETF (CUT)	50,000
Guggenheim Frontier Markets ETF (FRN)	50,000
Guggenheim Canadian Energy Income ETF (ENY)	50,000

Claymore Exchange-Traded Fund Trust 2
2455 Corporate West Drive
Lisle, Illinois 60532

Please Retain This Supplement for Future Reference

November 24, 2010
 ETF-PRO-T2COMBO-SUP112410